Description of Organization and Business Operations	6 Months Ended
Jun. 30, 2024
Learn CW Investment Corporation
Subsidiary, Sale of Stock [Line Items]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Learn CW Investment Corporation (the “Company”) is a blank check company incorporated in the Cayman Islands on February 2, 2021. The Company was formed for the purpose of effectuating a merger, capital share exchange, asset acquisition, share purchase, reorganization, or other similar business combination with one or more businesses (the “Business Combination”). The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of December 31, 2023, the Company had not yet commenced any operations. All activity for the period February 2, 2021 (inception) through December 31, 2023, related to the Company’s formation and the initial public offering (the “Initial Public Offering”), identifying a target for a Business Combination, and activities in connection with the Company’s proposed business combination with Innventure LLC (“Innventure”). The Company will not generate any operating revenues until after the completion of its initial business combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering and change in fair value of warrant liabilities. The Company has selected December 31 as its fiscal year end.
The registration statement for the Company’s Initial Public Offering was declared effective on October 7, 2021. On October 13, 2021, the Company consummated the Initial Public Offering of 23,000,000 units (the “Units”), which included 3,000,000 units issued pursuant to the exercise by the underwriter of its over-allotment option. Each Unit consists of one Class A ordinary share of the Company, $0.0001 par value per share (the “Class A Ordinary Shares”), and one-half of one redeemable warrant of the Company (the “Public Warrants”), each whole Public Warrant entitling the holder thereof to purchase one Class A ordinary share at an exercise price of $11.50 per share. The Units were sold at an offering price of $10.00 per Unit, generating gross proceeds of $230,000,000.
Substantially concurrently with the closing of the Initial Public Offering, the Company consummated the sale of 7,146,000 private placement warrants (the “Private Placement Warrants”) to the Company’s sponsor, CWAM LC Sponsor LLC (the “Sponsor”), at a purchase price of $1.00 per Private Placement Warrant, generating gross proceeds to the Company of $7,146,000.
Following the closing of the IPO on October 13, 2021, an amount of $230,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement Units was placed in a trust account (“Trust Account”) until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the Trust Account, as described below.
Transaction costs of the Initial Public Offering amounted to $13,157,186, consisting of $2,446,000 of underwriting fee, $9,780,500 of deferred underwriting fee and $930,686 of other offering costs, with $781,595 included in accumulated deficit as an allocation for the Public Warrants and the Private Placement Warrants.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. NYSE rules provide that the Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (less any deferred underwriting commissions and taxes payable on interest earned on the Trust Account) at the time of the signing of a definitive agreement to enter a Business Combination. At the time of signing the definitive agreement to enter the Business Combination, the Company’s board of directors determined that the target satisfied the NYSE requirements. The post-Business Combination company will own 100% of the outstanding voting securities of the target and will therefore not be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Upon the closing of the Initial Public Offering, management agreed that $10.00 per Unit sold in the Initial Public Offering, including the proceeds from the sale of the Private Placement Warrants, will be held in the Trust Account until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.
The Company will provide its public shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of the Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. In connection with a proposed Business Combination, the Company may seek shareholder approval of a Business Combination at a meeting called for such purpose at which shareholders may seek to redeem their shares, regardless of whether they vote for or against a Business Combination. If the Company seeks shareholder approval, a majority of the outstanding shares voted are voted in favor of the Business Combination.
If the Company seeks shareholder approval of the Business Combination, the Company will proceed with a Business Combination only if the Company receives an ordinary resolution under Cayman Islands law approving a Business Combination, which requires the affirmative vote of a majority of the shareholders who attend and vote at a general meeting of the Company, or such other vote as required by law or stock exchange rule. If a shareholder vote is not required and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (the “SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Proposed Public Offering in favor of approving a Business Combination. Additionally, each Public Shareholder may elect to redeem their Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against a proposed Business Combination.
Notwithstanding the foregoing, if the Company seeks shareholder approval of the Business Combination and the Company does not conduct redemptions pursuant to the tender offer rules, a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares without the Company’s prior written consent.
The Sponsor has agreed (a) to waive its redemption rights with respect to any Founder Shares and Public Shares held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the Amended and Restated Memorandum and Articles of Association (i) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Company’s initial business combination or to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity, unless the Company provides the Public Shareholders with the opportunity to redeem their Class A ordinary shares upon approval of any such amendment at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the Trust account and not previously released to pay taxes, divided by the number of then issued and outstanding Class A ordinary shares.
On October 11, 2023, the Public Shareholders of the Company held an extraordinary general meeting (the “Meeting”) and approved a proposal to (i) amend the Company’s amended and restated memorandum and articles of association (the “Charter”) to extend to the date by which the Company must consummate an initial business combination (the ‘Extension Amendment Proposal”) from October 13, 2023 to October 13, 2024, by electing to extend the date to consummate an initial business combination on a monthly basis for up to twelve (12) times by an additional one month each time (as extended, the “Extended Date”), unless the closing of an initial business combination has occurred, provided that the Sponsor (or its affiliates or permitted designees) will deposit into the Trust Account for each such one-month extension period the lesser of (x) $150,000 or (y) $0.03 per Public Share that remains outstanding and is not redeemed prior to any such one-month extension, unless the closing of the Business Combination has occurred, which may be made in exchange for a non-interest bearing promissory note payable upon consummation of an initial business combination, (ii) amend the Charter to permit the issuance of
Class A ordinary shares to holders of the Class B ordinary shares, upon the exercise of the right of a holder of the Class B ordinary shares to convert such Class B ordinary shares into Class A ordinary shares on a one-for-one basis, at any time and from time to time, prior to the closing of an initial business combination (the “Founder Share Amendment Proposal”), and (iii) amend the Charter to eliminate the limitation that the Company may not redeem Class A ordinary shares in an amount that would cause the Company’s net tangible assets to be less than $5,000,001 (the “Redemption Limitation Proposal”). At the Meeting, the Public Shareholders approved the Extension Amendment Proposal, the Founder Share Amendment Proposal and the Redemption Limitation Proposal.
Furthermore, in connection with the Meeting, shareholders holding 13,661,579 Class A ordinary shares exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, approximately $145.2 million (based on a redemption price of approximately $10.63 per share) was removed from the Trust Account to pay such holders.
On October 24, 2023, the Company entered into a Business Combination Agreement with Learn SPAC HoldCo, Inc., a Delaware corporation and direct, wholly owned subsidiary of the Company (“Holdco”), LCW Merger Sub, Inc., a Delaware corporation and direct, wholly owned subsidiary of Holdco (“LCW Merger Sub”), and Innventure Merger Sub, LLC, a Delaware limited liability company and direct, wholly owned subsidiary of Holdco (“Innventure Merger Sub”) and Innventure.
Pursuant to the Business Combination Agreement, the parties thereto will enter into a business combination transaction (the “Business Combination” and, together with the other transactions contemplated by thereby, the “Transactions”), pursuant to which, among other things, (i) LCW Merger Sub will merge with and into Learn CW (the “LCW Merger”), with Learn CW being the surviving company, and (ii) Innventure Merger Sub will merge with and into the Company (the “Innventure Merger” and together with the LCW Merger, the “Mergers”), with Innventure being the surviving company. Following the Mergers, each of the Company and Innventure will be a subsidiary of Holdco, and Holdco will become a publicly traded company. At the Closing, Holdco is expected to change its name to Innventure, Inc, and its common stock, par value $0.0001, is expected to list on either the NYSE or Nasdaq.
The Company recorded a deferred credit of $400,000 as of December 31, 2023 on our balance sheet which reflects payments received from Innventure for the reimbursement of 50% of certain expenses of the Company by Innventure pursuant to the Business Combination Agreement.
The consummation of the proposed Business Combination with Innventure is subject to certain conditions as further described in the Business Combination Agreement.
For more information about the Business Combination Agreement and the proposed Business Combination with Innventure, see our Current Report on Form 8-K filed with the SEC on October 24, 2023 and the Innventure Disclosure Statement that we filed with the SEC. Unless specifically stated, this Annual Report on Form 10-K does not give effect to the proposed Transactions and does not contain the risks associated with the proposed Transactions. Such risks and effects relating to the proposed Transactions are included in the Innventure Disclosure Statement relating to our proposed Innventure Business Combination.
On April 13, 2024, the Company announced that $150,000 was deposited into the Trust Account to extend the period of time the Company has to consummate its initial business combination to May 13, 2024.
If the Company has not completed a Business Combination by May 13, 2024 and the Company decides not to extend the period of time to consummate a Business Combination, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the Class A ordinary shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned and not previously released to us to pay our taxes, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding Class A ordinary shares, which redemption will completely extinguish the rights of the Public Shareholders as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining Public Shareholders and its Board of Directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.
The Sponsor has agreed to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares it will receive if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor or any of its respective affiliates acquire Public Shares, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period.
In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (1) $10.00 per public share and (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per public share, due to reductions in the value of trust assets, in each case net of the interest that may be withdrawn to pay taxes. This liability will not apply to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and as to any claims under the Company’s indemnity of the underwriter of the Proposed Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Liquidity, Capital Resources and Going Concern
As of December 31, 2023, the Company had $100,304,232 cash held in the Trust Account and $116,234 held outside of the Trust Account. Subsequent to the consummation of the Initial Public Offering and Private Placement, the Company’s liquidity needs have been satisfied from the proceeds from the Initial Public Offering and Private Placement not held in the Trust Account. The Company’s Sponsor has undertaken to fund working capital deficiencies of the Company and finance transaction costs in connection with an initial business combination of the Company by means of Company working capital loans, as defined below (see Note 5).
On May 3, 2022, the Company entered into a promissory note with the Sponsor pursuant to which the Sponsor agreed to loan the Company up to an aggregate amount of $1,050,000 which the Company drew down in full on May 5, 2022. This note is non-interest bearing and is due on the earlier of the day by which the Company must complete a Business Combination, and the effective date of a Business Combination. On December, 29, 2023, the Company and the Sponsor amended and restated the promissory note (the “First Restated Note”), agreeing to amend the principal amount of the loan of up to $2,487,000. On March 19, 2024, the Company and the Sponsor further amended and restated the First Restated Note (the “Restated Note”), agreeing to amend the principal amount of the loan of up to $3,050,000, which was fully drawn as of such date. The outstanding balance under this loan amounted to $2,439,000 as of December 31, 2023 and $1,050,000 as of December 31, 2022. Management determined that there was an embedded conversion feature related to the note that would require bifurcation and be classified as a liability. However, based on a third-party valuation, the amount was determined to be de minimis.
During the year ended December 31, 2023, the Company has sustained negative cash flows from operations and expects to continue to incur negative cash flows from operations for at least the next twelve months from the filing of this report.
In connection with the Company’s assessment of going concern considerations in accordance with the Financial Accounting Standard Board’s (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” the Company has until the Extended Date to consummate the proposed Business Combination. It is uncertain that the Company will be able to consummate the proposed Business Combination by this time. On April 13, 2024, the Company announced that $150,000 was deposited into the Trust Account to extend the period of time the Company has to consummate its initial business combination to May 13, 2024. If a business combination is not consummated by this date, absent any further extensions, there will be a mandatory liquidation and subsequent dissolution of the Company. Management has determined that the mandatory liquidation, should a business combination not occur, and potential subsequent dissolution, raises substantial doubt about the Company’s ability to continue as a going concern for the next twelve months from the issuance of this filing. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after October 13, 2024 or earlier if the period of time the Company has to consummate its initial business combination is not extended on a monthly basis. The Company intends to complete the proposed Business Combination before the mandatory liquidation date. However, there can be no assurance that the Company will be able to consummate any business combination by the Extended Date.
The Company’s evaluation of its working capital, along with, the liquidity condition and date for mandatory liquidation and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern one year from the date that these financial statements are issued. These financial statements do not include any adjustment relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.
Note 1 – Description of Organization and Business Operations
Learn CW Investment Corporation (the “Company”) is a blank check company incorporated in the Cayman Islands on February 2, 2021. The Company was formed for the purpose of effectuating a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or other similar business combination with one or more businesses (an “initial business combination”). The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of June 30, 2024, the Company had not yet commenced any operations. All activity through June 30, 2024 relates to the Company’s formation, the initial public offering (the “Initial Public Offering”), identifying a target for an initial business combination, executing agreements, including without limitation the Business Combination Agreement (the “Business Combination Agreement”) entered into on October 24, 2023 with Learn SPAC HoldCo, Inc., a Delaware corporation and direct, wholly owned subsidiary of the Company (“Holdco”), LCW Merger Sub, Inc., a Delaware corporation and direct, wholly owned subsidiary of Holdco (“LCW Merger Sub”), Innventure Merger Sub, LLC, a Delaware limited liability company and direct, wholly owned subsidiary of Holdco (“Innventure Merger Sub”) and Innventure LLC, a Delaware limited liability company (“Innventure”).
The Business Combination Agreement related to the proposed business combination transaction with Innventure (the “Business Combination” and, together with the other transactions contemplated by thereby, the “Transactions”), and public filings associated therewith. The Company will not generate any operating revenues until after the completion of its initial business combination, at the earliest. The Company generates non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.
The Company has selected December 31 as its fiscal year end.
The registration statement for the Company’s Initial Public Offering was declared effective on October 7, 2021. On October 13, 2021, the Company consummated the Initial Public Offering of 23,000,000 units (the “Units”), which included 3,000,000 Units issued pursuant to the exercise by the underwriter of its over-allotment option. Each Unit consists of one Class A ordinary share of the Company, $0.0001 par value per share (the “Class A ordinary shares”), and one-half of one redeemable warrant of the Company (the “Public Warrants”), each whole Public Warrant entitling the holder thereof to purchase one Class A ordinary share at an exercise price of $11.50 per share. The Units were sold at an offering price of $10.00 per Unit, generating gross proceeds of $230,000,000.
Substantially concurrently with the closing of the Initial Public Offering, the Company completed the private sale of 7,146,000 warrants (the “Private Placement Warrants” and, together with the Public Warrants, the “Warrants”) to the Company’s sponsor, CWAM LC Sponsor LLC (the “Sponsor”), at a purchase price of $1.00 per Private Placement Warrant, generating gross proceeds to the Company of $7,146,000.
Following the closing of the Initial Public Offering on October 13, 2021, an amount of $232,300,000 ($10.10 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement Warrants was placed in a trust account (“Trust Account”), to be held until the earlier of: (i) the consummation of an initial business combination or (ii) the distribution of the Trust Account, as described below. The amounts held in the Trust Account were initially invested in permitted United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act, having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act that invest only in direct U.S. government treasury obligations until October 2023, when the trustee liquidated such investments and the assets in the Trust Account were held in cash accounts. In May 2024, the assets in the Trust Account were moved to an interest-bearing demand deposit account.
Transaction costs of the Initial Public Offering amounted to $13,157,186, consisting of $2,446,000 of underwriting fee, $9,780,500 of deferred underwriting fee and $930,686 of other offering costs, with $781,595 included in accumulated deficit as an allocation for the Public Warrants and the Private Placement Warrants.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating an initial business combination. New York Stock Exchange (“NYSE”) rules provide that an initial business combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (as defined below) (less any deferred underwriting commissions and taxes payable on interest earned on the Trust Account) at the time of the signing of a definitive agreement to enter an initial business combination. There is no assurance that the Company will be able to successfully effect an initial business combination.
The Company will provide its holders of Public Shares (the “public shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of an initial business combination either (i) in connection with a shareholder meeting of the Company called to approve an initial business combination or (ii) by means of a tender offer. In connection with a proposed initial business combination, the Company may seek shareholder approval of such business combination at a meeting called for such purpose at which shareholders may seek to redeem their shares, regardless of whether they vote for or against such business combination.
If the Company seeks shareholder approval of an initial business combination, the Company will proceed with such business combination only if the Company receives an ordinary resolution under Cayman Islands law approving such business combination, which requires the affirmative vote of a majority of the shareholders who attend and vote at a general meeting of the Company, or such other vote as required by law or stock exchange rule. If a shareholder vote is not required and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association (the “Charter”), conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (the “SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing an initial business combination. If the Company seeks shareholder approval in connection with an initial business combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Proposed Public Offering in favor of approving such business combination. Additionally, each Public Shareholder may elect to redeem their Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against a proposed initial business combination.
Notwithstanding the foregoing, if the Company seeks shareholder approval of an initial business combination and the Company does not conduct redemptions pursuant to the tender offer rules, a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares without the Company’s prior written consent.
The Sponsor has agreed (a) to waive its redemption rights with respect to any Founder Shares and Public Shares held by it in connection with the completion of an initial business combination and (b) not to propose an amendment to the Charter (i) to modify the substance or timing of the Company’s obligation to allow redemption in connection with an initial business combination or to redeem 100% of the Public Shares if the Company does not complete an initial business combination by the Extended Date (as defined below) or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity, unless the Company provides the Public Shareholders with the opportunity to redeem their Class A ordinary shares upon approval of any such amendment at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the Trust account and not previously released to pay taxes, divided by the number of then issued and outstanding Class A ordinary shares.
On October 11, 2023, the Public Shareholders of the Company held an extraordinary general meeting (the “Meeting”) and approved a proposal to (i) amend the Charter to extend to the date by which the Company must consummate an initial business combination (the “Extension Amendment Proposal”) from October 13, 2023 to October 13, 2024, by electing to extend the date to consummate an initial business combination on a monthly basis for up to twelve (12) times by an additional one month each time (as extended, the “Extended Date”), unless the closing of an initial business combination has occurred, provided that the Sponsor (or its affiliates or permitted designees) will deposit into the Trust Account for each such one-month extension period the lesser of (x) $150,000 or (y) $0.03 per Public Share that remains outstanding and is not redeemed prior to any such one-month extension, unless the closing of an initial business combination has occurred, which may be made in exchange for a non-interest bearing promissory note payable upon consummation of an initial business combination, (ii) amend the Charter to permit the issuance of Class A ordinary shares to holders of the Class B ordinary shares, $0.0001 par value per share (the “Class B ordinary shares”), upon the exercise of the right of a holder of the Class B ordinary shares to convert such Class B ordinary shares into Class A ordinary shares on a one-for-one basis, at any time and from time to time, prior to the closing of an initial business combination (the “Founder Share Amendment Proposal”), and (iii) amend the Charter to eliminate the limitation that the Company may not redeem Class A ordinary shares in an amount that would cause the Company’s net tangible assets to be less than $5,000,001 (the “Redemption Limitation Proposal”). At the Meeting, the Public Shareholders approved the Extension Amendment Proposal, the Founder Share Amendment Proposal and the Redemption Limitation Proposal.
Furthermore, in connection with the Meeting, shareholders holding 13,661,579 Class A ordinary shares exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. As a result, approximately $145.2 million (based on a redemption price of approximately $10.63 per share) was removed from the Trust Account to pay such holders.
On October 24, 2023, the Company entered into the Business Combination Agreement with Holdco, LCW Merger Sub, Innventure Merger Sub and Innventure, pursuant to which the parties thereto will enter into the Business Combination, pursuant to which, among other things, (i) LCW Merger Sub will merge with and into the Company (the “LCW Merger”), with the Company being the surviving company, and (ii) Innventure Merger Sub will merge with and into Innventure (the “Innventure Merger” and together with the LCW Merger, the “Mergers”), with Innventure being the surviving company. Following the Mergers, each of the Company and Innventure will be a subsidiary of Holdco, and Holdco will become a publicly traded company. At the closing of the Business Combination, Holdco is expected to change its name to Innventure, Inc., and its common stock, par value $0.0001, is expected to list on Nasdaq.
The Company recorded a deferred credit of $586,918 as of June 30, 2024, on its balance sheet which reflects payments received from Innventure for the reimbursement of 50% of certain expenses of the Company by Innventure pursuant to the Business Combination Agreement.
The consummation of the proposed Business Combination with Innventure is subject to certain conditions as further described in the Business Combination Agreement.
On August 12, 2024, the Company announced that $150,000 was deposited into the Trust Account to extend the period of time the Company has to consummate an initial business combination to September 13, 2024.
If the Company has not completed an initial business combination by September 13, 2024 and the Company decides not to extend the period of time to consummate an initial business combination, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the Class A ordinary shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned and not previously released to the Company to pay its taxes, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding Class A ordinary shares, which redemption will completely extinguish the rights of the Public Shareholders as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining Public Shareholders and its board of directors (the “Board”), liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s Public Warrants, which will expire worthless if the Company fails to complete an initial business combination by the Extended Date.
The Sponsor has agreed to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares it will receive if the Company fails to complete an initial business combination by the Extended Date. However, if the Sponsor or any of its respective affiliates acquire Public Shares, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete an initial business combination by the Extended Date.
In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (1) $10.00 per public share and (2) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per public share, due to reductions in the value of trust assets, in each case net of the interest that may be withdrawn to pay taxes. This liability will not apply to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and as to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Liquidity, Capital Resources and Going Concern
As of June 30, 2024 and December 31, 2023, the Company had cash of $205,454 and $116,234 held outside of the Trust Account, respectively. The Company intends to use substantially all of the funds held the Trust Account. To the extent that its shares or debt are used, in whole or in part, as consideration to complete its initial business combination, the remaining proceeds held in the Trust Account will be used as working capital to finance the operations of the post-business combination entity, make other acquisitions and pursue the Company’s growth strategies.
On May 3, 2022, the Company entered into a promissory note with the Sponsor pursuant to which the Sponsor agreed to loan the Company up to an aggregate amount of $1,050,000 which the Company drew down in full on May 5, 2022. This note is non-interest bearing and is due on the earlier of the day by which the Company must complete an initial business combination, and the effective date of such business combination. On December 29, 2023, the Company and the Sponsor amended and restated the promissory note (the “First Restated Note”), agreeing to amend the principal amount of the loan of up to $2,487,000. On March 19, 2024, the Company and the Sponsor further amended and restated the First Restated Note (the “Second Restated Note”), agreeing to amend the principal amount of the loan of up to $3,050,000. On June 28, 2024, the Company and the Sponsor further amended and restated the Second Restated Note (the “Third Restated Note” and, as may be further amended and restated, the “Note”), agreeing to amend the principal amount of the loan of up to $3,800,000, which was fully drawn as of such date. The outstanding balance under this loan amounted to $3,800,000 as of June 30, 2024. Management determined that there was an embedded conversion feature related to the Note that would require bifurcation and be classified as a liability. However, based on a third-party valuation, the amount was determined to be de minimis.
During the quarter ended June 30, 2024, the Company sustained negative cash flows from operations and expects to continue to incur negative cash flows from operations for at least the next twelve months from the filing of this report.
In connection with the Company’s assessment of going concern considerations in accordance with the Financial Accounting Standard Board’s (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of
Uncertainties about an Entity’s Ability to Continue as a Going Concern,” the Company has until the Extended Date to consummate the proposed Business Combination. It is uncertain that the Company will be able to consummate the proposed Business Combination by this time. On August 12, 2024, the Company announced that $150,000 was deposited into the Trust Account to extend the period of time the Company has to consummate an initial business combination to September 13, 2024. If an initial business combination is not consummated by this date, absent any further extensions, there will be a mandatory liquidation and subsequent dissolution of the Company. Management has determined that the mandatory liquidation, should an initial business combination not occur, and potential subsequent dissolution, raises substantial doubt about the Company’s ability to continue as a going concern for the next twelve months from the issuance of this filing. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after October 13, 2024 or earlier if the period of time the Company has to consummate an initial business combination is not extended on a monthly basis. The Company intends to complete the proposed Business Combination before the mandatory liquidation date. However, there can be no assurance that the Company will be able to consummate any business combination by the Extended Date.
The Company’s evaluation of its working capital, along with, the liquidity condition and date for mandatory liquidation and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern one year from the date that these unaudited condensed financial statements are issued. These unaudited condensed financial statements do not include any adjustment relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.